Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities, Noncurrent [Abstract]
Summary of Other Long-Term Liabilities
Other long-term liabilities are detailed below:

	December 31, 2025	December 31, 2024
Non-current operating lease liabilities	169	160
Contingent consideration on business combinations	18	15
Other employee benefits	150	99
Deferred income from public funding	124	172
Advances received on capital grants	333	385
Advances from customers	14	12
Liabilities related to uncertain tax positions	90	24
Derivative instruments	—	3
Restructuring	13	—
Others	15	34
Total	926	904